Income Tax - Summary Of Reconciliation Of Changes In Deferred Tax Liability Asset (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Beginning balance	R$ 140,400	R$ 219,668	R$ 171,074
Foreign exchange variations	(3,461)	(9,259)	(1,155)
Business combination			3,751
Charges to statement of income	139,411	(76,455)	45,325
Tax relating to components of other comprehensive income	3,051	6,446	673
Ending Balance	R$ 279,401	R$ 140,400	R$ 219,668